Modification of Earlier Arrangement and Acquisition of Sri Sai (Details) - USD ($) $ in Millions					12 Months Ended
	Mar. 27, 2023	Mar. 07, 2023	Jul. 27, 2022	Dec. 06, 2019	Mar. 31, 2024
Modification of Earlier Arrangement and Acquisition of Sri Sai [Line Items]
Business acquisition percentage					51.00%
Consideration amount				$ 59.0
Infrastructure assets			$ 18.0
Optimum level charge			4.0
Investment additional amount			22.0
Commitment investment		$ 7.5	$ 59.0
Partner acquisition					$ 2.5
Additional commitment investment					7.5
Acquisition percentage		49.00%
Consideration additional amount		$ 2.5
Reserved equity shares percentage		2.00%
Acquired amounts					1.0
Commitment liability pay					$ 58.3
Purchase equity percentage					100.00%
Foreign investment percentage					49.00%
Sri Sai Ltd [Member]
Modification of Earlier Arrangement and Acquisition of Sri Sai [Line Items]
Acquisition percentage		51.00%
Acquired amounts					$ 1.0
Commitment liability pay					$ 7.5
Acquired percentage	51.00%